SUBSEQUENT EVENTS (Detail Textuals 1) - Private Placement - USD ($)		1 Months Ended
	Oct. 06, 2015	Sep. 18, 2015
Series B Convertible Preferred Stock
Subsequent Event [Line Items]
Number of stock units issued		1
Warrants
Subsequent Event [Line Items]
Number of stock units issued		10
Exercise price of warrants (in dollars per share)		$ 0.15
Subsequent Event | IBC Purchase Agreement
Subsequent Event [Line Items]
Number of common stock shares called by warrants	3,333,330
Shares issued price per share	$ 3
Exercise price of warrants (in dollars per share)	$ 0.15
Proceeds from private placement	$ 999,999
Subsequent Event | IBC Purchase Agreement | Series B Convertible Preferred Stock
Subsequent Event [Line Items]
Number of aggregate shares issued	333,333
Number of stock units issued	1
Subsequent Event | IBC Purchase Agreement | Warrants
Subsequent Event [Line Items]
Number of stock units issued	10